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                        PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                         THE PENN MUTUAL LIFE INSURANCE COMPANY
                                   600 DRESHER ROAD
                             HORSHAM, PENNSYLVANIA 19044
                                   (215) 956-8000

                        CERTIFICATION PURSUANT TO RULE 497(j)
                     UNDER THE SECURITIES ACT OF 1933, AS AMENDED
                           FILE NOS. 333-39804; 811-03457

We hereby certify that the prospectus and statement of additional information that would have been required to be filed under Rule 497(c) would not have differed from that contained in post-effective amendment No. 5 to the Registration Statement for Penn Mutual Variable Annuity Account III (File No. 333-39804) electronically filed on April 25, 2003, the most recent amendment to the Registration Statement.

                                      PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                      BY: THE PENN MUTUAL LIFE INSURANCE COMPANY


Dated: May 2, 2003                               By: /s/ Kenneth J. Kussay
                                                     ---------------------
                                                     Kenneth J. Kussay